Debt (Details) - Schedule of components of interest expense on debt - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Debt (Details) - Schedule of components of interest expense on debt [Line Items]
Amortization of discount and issuance cost			$ 198	$ 149
Interest expense on other debt obligations, Total	$ 25	$ 147	318	417
Total interest expense	25	517	1,175	1,620
Interest expense on Trinity Term Loan, Total		370	857	1,203
Trinity Term Loan [Member]
Debt (Details) - Schedule of components of interest expense on debt [Line Items]
Contractual interest		357	719	1,163
Amortization of discount and issuance cost		13	138	40
Other Debt Obligations [Member]
Debt (Details) - Schedule of components of interest expense on debt [Line Items]
Contractual interest	24	112	258	308
Amortization of discount and issuance cost	$ 1	$ 35	$ 60	$ 109